Summary of Gross Carrying Amounts of Loans, Acceptance and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Details) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 818,956	$ 749,062
Trading loans at fair value	11,000	12,000
Non-trading loans at fair value	3,000	2,000
Total loans	71,240	79,066
Allowance for loan losses	6,040	6,390
Loan and acceptances, net of allowance	812,916	742,672
Undrawn Component Of Uncommitted Credit And Liquidity Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	49,000	48,000
Personal Lines Of Credit And Credit Card Lines Cancellable And Banks Discretion [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	339,000	318,000
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses	0	0
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	759,067	683,971
Allowance for loan losses	2,450	2,263
Loan and acceptances, net of allowance	756,617	681,708
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	57,444	62,528
Allowance for loan losses	2,886	3,492
Loan and acceptances, net of allowance	54,558	59,036
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,445	2,563
Allowance for loan losses	704	635
Loan and acceptances, net of allowance	1,741	1,928
Acquired Credit Impaired Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	113	152
Allowance for loan losses	4	6
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	288,597	268,340
Allowance for loan losses	257	261
Loan and acceptances, net of allowance	288,340	268,079
Residential mortgages [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	274,518	246,952
Allowance for loan losses	120	35
Loan and acceptances, net of allowance	274,398	246,917
Residential mortgages [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,370	20,666
Allowance for loan losses	88	175
Loan and acceptances, net of allowance	13,282	20,491
Residential mortgages [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	709	722
Allowance for loan losses	49	51
Loan and acceptances, net of allowance	660	671
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	211,128	212,143
Residential mortgages [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	211,083	208,030
Residential mortgages [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	45	4,113
Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	68,238	48,690
Residential mortgages [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	63,047	38,922
Residential mortgages [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,191	9,768
Residential mortgages [member] | Medium Risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,662	4,405
Residential mortgages [member] | Medium Risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	382
Residential mortgages [member] | Medium Risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,280	4,405
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,183	2,646
Residential mortgages [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6
Residential mortgages [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,854	2,380
Residential mortgages [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	323	266
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	386	456
Residential mortgages [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	386	456
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	200,754	189,864
Allowance for loan losses	1,496	1,573
Loan and acceptances, net of allowance	199,258	188,291
Consumer instalment and other personal [member] | Canadian Government Insured [Member] | Real Estate Secured Personal Lending [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,000	10,000
Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	178,924	176,183
Allowance for loan losses	608	520
Loan and acceptances, net of allowance	178,316	175,663
Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	21,133	12,915
Allowance for loan losses	746	914
Loan and acceptances, net of allowance	20,387	12,001
Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	697	766
Allowance for loan losses	142	139
Loan and acceptances, net of allowance	555	627
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	98,679	95,822
Consumer instalment and other personal [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	96,699	94,425
Consumer instalment and other personal [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,980	1,397
Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	71,069	63,739
Consumer instalment and other personal [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	61,685	62,484
Consumer instalment and other personal [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,384	1,255
Consumer instalment and other personal [member] | Medium Risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	24,417	22,118
Consumer instalment and other personal [member] | Medium Risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	19,332	18,201
Consumer instalment and other personal [member] | Medium Risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,085	3,917
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,226	7,798
Consumer instalment and other personal [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,208	1,073
Consumer instalment and other personal [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,684	6,346
Consumer instalment and other personal [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	334	379
Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	363	387
Consumer instalment and other personal [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	363	387
Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	33,728	30,738
Allowance for loan losses	1,667	1,805
Loan and acceptances, net of allowance	32,061	28,933
Credit Card 1 [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	29,157	24,961
Allowance for loan losses	686	671
Loan and acceptances, net of allowance	28,471	24,290
Credit Card 1 [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,295	5,552
Allowance for loan losses	801	996
Loan and acceptances, net of allowance	3,494	4,556
Credit Card 1 [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	276	225
Allowance for loan losses	180	138
Loan and acceptances, net of allowance	96	87
Credit Card 1 [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,472	5,474
Credit Card 1 [member] | Low risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,462	5,467
Credit Card 1 [member] | Low risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10	7
Credit Card 1 [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,665	10,177
Credit Card 1 [member] | Normal risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,544	10,109
Credit Card 1 [member] | Normal risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	121	68
Credit Card 1 [member] | Medium Risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,092	10,067
Credit Card 1 [member] | Medium Risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,250	8,909
Credit Card 1 [member] | Medium Risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	842	1,158
Credit Card 1 [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,424	4,944
Credit Card 1 [member] | High risk [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,901	476
Credit Card 1 [member] | High risk [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,322	4,319
Credit Card 1 [member] | High risk [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	201	149
Credit Card 1 [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	75	76
Credit Card 1 [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	75	76
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	295,877	260,120
Allowance for loan losses	2,620	2,751
Loan and acceptances, net of allowance	293,257	257,369
Business and government [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	276,468	235,875
Allowance for loan losses	1,036	1,037
Loan and acceptances, net of allowance	275,432	234,838
Business and government [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	18,646	23,395
Allowance for loan losses	1,251	1,407
Loan and acceptances, net of allowance	17,395	21,988
Business and government [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	763	850
Allowance for loan losses	333	307
Loan and acceptances, net of allowance	430	543
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	684	780
Business and government [member] | Default [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	684	780
Business and government [member] | Investment Grade Or Low Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	129,786	110,828
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	129,620	110,129
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	166	699
Business and government [member] | Non Investment Grade Or Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	156,060	137,787
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	146,593	125,638
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,467	12,149
Business and government [member] | Watch And Classified Or High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,347	10,725
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	255	108
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,013	10,547
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	79	70
Business And Government And Residential Mortgage [Member] | With No Allowance For Loan Losses [Member] | Impaired Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	98	86
Business And Government And Residential Mortgage [Member] | Insured [Member] | Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	79,000	82,000
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	26,000	26,000
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	642,573	605,967
Allowance for off-balance sheet credit instruments	875	856
Total off-balance sheet credit instruments, net of allowance	641,698	605,111
Off-balance sheet credit risks [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	631,378	593,167
Allowance for off-balance sheet credit instruments	418	386
Total off-balance sheet credit instruments, net of allowance	630,960	592,781
Off-balance sheet credit risks [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	11,138	12,714
Allowance for off-balance sheet credit instruments	454	467
Total off-balance sheet credit instruments, net of allowance	10,684	12,247
Off-balance sheet credit risks [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	57	86
Allowance for off-balance sheet credit instruments	3	3
Total off-balance sheet credit instruments, net of allowance	54	83
Off-balance sheet credit risks [member] | Low risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	238,503	222,580
Off-balance sheet credit risks [member] | Low risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	237,566	222,348
Off-balance sheet credit risks [member] | Low risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	937	232
Off-balance sheet credit risks [member] | Normal risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	84,593	81,030
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	83,562	80,529
Off-balance sheet credit risks [member] | Normal risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,031	501
Off-balance sheet credit risks [member] | Medium Risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	16,789	14,544
Off-balance sheet credit risks [member] | Medium Risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	15,914	13,993
Off-balance sheet credit risks [member] | Medium Risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	875	551
Off-balance sheet credit risks [member] | High risk [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,209	1,894
Off-balance sheet credit risks [member] | High risk [member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,086	890
Off-balance sheet credit risks [member] | High risk [member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,123	1,004
Off-balance sheet credit risks [member] | Default [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	57	86
Off-balance sheet credit risks [member] | Default [member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	57	86
Off-balance sheet credit risks [member] | Investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	211,659	195,293
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	211,659	195,293
Off-balance sheet credit risks [member] | Non investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	84,778	85,405
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	81,424	80,076
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	3,354	5,329
Off-balance sheet credit risks [member] | Watch and classified [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	3,985	5,135
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	167	38
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	$ 3,818	$ 5,097